Segment information (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment assets	S/ 2,824,094	S/ 2,792,420	S/ 2,911,643
Other assets	39,151	21,695	70,569
Assets held for distribution			338,411
Total assets	2,863,245	2,814,115	3,320,623
Operating liabilities	1,411,882	1,307,407	1,337,890
Liabilities held for distribution			2,704
Total liabilities	1,411,882	1,307,407	1,340,594
Capital expenditure	113,649	69,732	117,801
Depreciation and amortization	(129,779)	(124,206)	(111,266)
Provision of inventory net realizable value and obsolescence	(3,808)	(2,718)	(3,493)
Cement, Concrete and Precast [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment assets	2,632,723	2,607,334	2,678,871
Other assets	12,268	489	69,912
Assets held for distribution
Total assets	2,644,991	2,607,823	2,748,783
Operating liabilities	1,376,390	1,274,322	1,316,144
Liabilities held for distribution
Total liabilities	1,376,390	1,274,322	1,316,144
Capital expenditure	113,365	66,515	101,729
Depreciation and amortization	(124,070)	(119,518)	(102,900)
Provision of inventory net realizable value and obsolescence	(3,808)	(2,718)	(1,499)
Construction Supplies [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment assets	29,363	30,791	27,652
Other assets
Assets held for distribution
Total assets	29,363	30,791	27,652
Operating liabilities	34,788	31,966	20,760
Liabilities held for distribution
Total liabilities	34,788	31,966	20,760
Capital expenditure	284	3,202
Depreciation and amortization	(1,100)
Provision of inventory net realizable value and obsolescence
Quicklime [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment assets	111,072	118,712	122,446
Other assets
Assets held for distribution
Total assets	111,072	118,712	122,446
Operating liabilities
Liabilities held for distribution
Total liabilities
Capital expenditure
Depreciation and amortization	(4,433)	(4,504)	(4,377)
Provision of inventory net realizable value and obsolescence
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Segment assets	50,936	35,583	82,674
Other assets	26,883	21,206	657
Assets held for distribution			338,411
Total assets	77,819	56,789	421,742
Operating liabilities	704	1,119	986
Liabilities held for distribution			2,704
Total liabilities	704	1,119	3,690
Capital expenditure		15	16,072
Depreciation and amortization	(176)	(184)	(3,989)
Provision of inventory net realizable value and obsolescence